Parent company information - Summary of Parent Company Information - Condensed Statements of Cash Flows (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Cash flows from operating activities
Net income	$ 12,431	$ 11,469
Adjustments to determine net cash from operating activities:
Change in deposits, net of securitizations	48,749	33,296
Change in loans, net of securitizations	(41,477)	(22,608)
Change in trading securities	2,297	23,624
Change in obligations related to assets sold under repurchase agreements and securities loaned	63,730	39,643
Change in assets purchased under reverse repurchase agreements and securities borrowed	(73,626)	(34,675)
Change in obligations related to securities sold short	2,239	(20,361)
Other operating activities, net	3,238	5,553
Net cash from (used in) operating activities	17,474	37,725
Cash flows from investing activities
Change in interest-bearing deposits with banks	(3,809)	(4,811)
Purchases of investment securities	(59,286)	(61,559)
Net acquisitions of premises and equipment and other intangibles	(1,980)	(1,364)
Net cash (used in) from investing activities	(8,018)	(15,458)
Cash flows from financing activities
Repayment of subordinated debentures		(119)
Issue of common shares	72	199
Common shares purchased for cancellation	(1,522)	(3,110)
Redemption of preferred shares	(105)	(300)
Dividends paid	(5,640)	(5,309)
Issuance costs		(1)
Net cash from (used in) financing activities	(7,720)	(8,651)
Net change in cash and due from banks	1,802	13,478
Cash and due from banks at beginning of period	28,407	14,929
Cash and due from banks at end of period	30,209	28,407
Supplemental disclosure of cash flow information
Amount of interest paid	13,524	8,803
Amount of interest received	31,386	25,602
Amount of dividends received	1,706	1,729
Amount of income taxes paid	5,818	4,708
Parent [member]
Cash flows from operating activities
Net income	12,431	11,469
Adjustments to determine net cash from operating activities:
Change in undistributed earnings of subsidiaries	(6,321)	(6,395)
Change in deposits, net of securitizations	38,580	33,166
Change in loans, net of securitizations	(26,281)	(14,025)
Change in trading securities	3,730	24,671
Change in obligations related to assets sold under repurchase agreements and securities loaned	49,811	14,018
Change in assets purchased under reverse repurchase agreements and securities borrowed	(58,326)	(24,486)
Change in obligations related to securities sold short	2,600	(4,809)
Other operating activities, net	514	6,059
Net cash from (used in) operating activities	16,738	39,668
Cash flows from investing activities
Change in interest-bearing deposits with banks	603	(4,738)
Proceeds from sale of investment securities	12,519	5,823
Proceeds from maturity of investment securities	17,836	25,599
Purchases of investment securities	(32,561)	(34,903)
Net acquisitions of premises and equipment and other intangibles	(1,173)	(938)
Change in cash invested in subsidiaries	93	(116)
Change in net funding provided to subsidiaries	(3,363)	(12,018)
Net cash (used in) from investing activities	(6,046)	(21,291)
Cash flows from financing activities
Repayment of subordinated debentures		(119)
Issue of common shares	72	199
Common shares purchased for cancellation	(1,522)	(3,110)
Redemption of preferred shares	(105)	(300)
Dividends paid	(5,640)	(5,309)
Issuance costs		(1)
Net cash from (used in) financing activities	(7,195)	(8,640)
Net change in cash and due from banks	3,497	9,737
Cash and due from banks at beginning of period	12,901	3,164
Cash and due from banks at end of period	16,398	12,901
Supplemental disclosure of cash flow information
Amount of interest paid	9,486	6,152
Amount of interest received	20,490	16,877
Amount of dividends received	1,414	1,291
Amount of income taxes paid	$ 3,562	$ 1,656